COMMITMENTS AND CONTINGENCIES (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tianjin Campus	Mar. 09, 2011 Tianjin Campus
Capital commitment
Capital commitment	0		49,391
Amount prepaid		65,609		65,609
Total investment				115,000